Portfolio of Investments February 28, 2025
Georgia Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.9%
X 156,161,499 MUNICIPAL BONDS - 98.9%   X –
CONSUMER DISCRETIONARY - 1.2%
$ 2,200,000 Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First Tier
Series 2021A
4 .000% 01/01/54 $ 1,973,834
TOTAL CONSUMER DISCRETIONARY 1,973,834
EDUCATION AND CIVIC ORGANIZATIONS - 9.9%
1,250,000 Athens-Clarke County Unified Government Development
Authority, Georgia, Revenue Bonds, University of Georgia Project
- UGAREF West Precinct LLC, Series 2024
4 .000 06/15/44 1,241,695
1,150,000 Athens-Clarke County Unified Government Development
Authority, Georgia, Revenue Bonds, University of Georgia Project
- UGAREF West Precinct LLC, Series 2024
4 .000 06/15/49 1,103,754
750,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6 .375 06/15/58 763,709
1,000,000 Fulton County Development Authority, Georgia, General
Revenue Bonds, Spelman College, Refunding Series 2015
5 .000 06/01/32 1,005,101
2,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Robert W. Woodruff Arts Center, Inc. Project, Refunding Series
2015A
5 .000 03/15/36 2,024,936
2,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Robert W. Woodruff Arts Center, Inc. Project, Series 2019A
5 .000 03/15/44 2,060,531
500,000 (a) Fulton County Development Authority, Georgia, Revenue Bonds,
Spellman College, Series 2025
5 .000 06/01/32 565,106
2,750,000 Gwinnett County Development Authority, Georgia, Revenue
Bonds, Georgia Gwinnett College Student Housing Project,
Refunding Series 2017B
5 .000 07/01/40 2,815,729
4,000,000 Private Colleges and Universities Authority, Georgia, Revenue
Bonds, Emory University, Refunding Series 2016A
5 .000 10/01/46 4,072,271
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 15,652,832
HEALTH CARE - 12.3%
5,590,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4 .000 07/01/49 5,339,822
1,880,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center Inc. Project,
Series 2020
4 .000 07/01/50 1,790,195
2,000,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center, Inc. Project,
Series 2015
5 .000 07/01/41 2,005,566
420,000 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A
5 .000 04/01/36 433,543
2,000,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .125 04/01/53 2,100,457
2,100,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .750 04/01/53 2,327,093
530,000 Dalton Development Authority, Georgia, Revenue Bonds,
Hamilton Health Care System Inc., Series 2024B
5 .000 08/15/40 588,512
2,500,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A - BAM Insured
4 .000 07/01/49 2,417,444
2,500,000 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint
Joseph's/Candler Health System, Inc., Anticipation Certificate
Series 2019A
4 .000 07/01/43 2,407,415
TOTAL HEALTH CARE 19,410,047
HOUSING/MULTIFAMILY - 2.3%
3,600,000 DeKalb County Housing Authority, Georgia, Multifamily Housing
Revenue Bonds, Kensington Station Project, Series 2023
4 .000 12/01/33 3,623,006
TOTAL HOUSING/MULTIFAMILY 3,623,006

Portfolio of Investments February 28, 2025
(continued)
Georgia Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 17.8%
$ 2,000,000 Atlanta, Georgia, General Obligation Bonds, Public Improvement
Social Series 2022A-1
5 .000% 12/01/39 $ 2,238,107
2,845,000 Atlanta, Georgia, General Obligation Bonds, Public Improvement
Social Series 2022A-1
5 .000 12/01/41 3,138,704
2,000,000 Carrollton Independent School System, Carroll County, Georgia,
General Obligation Bonds, Series 2015
5 .000 04/01/32 2,043,403
850,000 Coweta County Public Facilities Authority, Georgia, Revenue
Bonds, Coweta County Project, Series 2022
5 .000 09/01/42 927,995
1,815,000 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021
4 .000 07/01/46 1,741,809
1,100,000 East Point Building Authority, Georgia, Revenue Bonds, Water &
Sewer Project, Refunding Series 2017 - AGM Insured
5 .000 02/01/34 1,134,248
5,000,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B
5 .250 02/15/45 5,136,986
1,120,000 Georgia State Road and Tollway Authority, Guaranteed Revenue
Bonds, Managed Lane System, Series 2021A
4 .000 07/15/37 1,166,469
2,380,000 Georgia State Road and Tollway Authority, Guaranteed Revenue
Bonds, Managed Lane System, Series 2021A
4 .000 07/15/38 2,471,994
1,625,000 Greene County School District, Georgia, General Obligation
Bonds, Series 2023
4 .000 06/01/48 1,594,259
2,000,000 Gwinnett County School District, Georgia, General Obligation
Bonds, Series 2019
5 .000 02/01/41 2,111,874
2,000,000 Vidalia School District, Toombs County, Georgia, General
Obligation Bonds, Series 2016
5 .000 08/01/37 2,027,071
2,325,000 Walton County Water and Sewerage Authority, Georgia, Revenue
Bonds, Oconee-Hard Creek Reservoir Project, Series 2023
4 .000 02/01/47 2,313,685
TOTAL TAX OBLIGATION/GENERAL 28,046,604
TAX OBLIGATION/LIMITED - 7.4%
1,500,000 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Second Lien Series 2015B
5 .000 07/01/44 1,498,712
2,500,000 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1
5 .250 07/01/44 2,507,065
75,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Refunding Series 1993 - NPFG Insured
5 .625 10/01/26 76,862
65,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Refunding Series 2005 - NPFG Insured
5 .500 10/01/26 66,761
1,080,000 Downtown Smyrna Development Authority, Georgia, General
Obligation Bonds, Series 2005
5 .250 02/01/28 1,134,686
1,671,000 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A - NPFG Insured
4 .750 06/01/28 1,706,880
1,000,000 (a) Perry Public Facilities Authority, Georgia, Revenue Bonds, City of
Perry Projects, Series 2025
4 .250 04/01/54 986,378
1,225,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 907,437
1,825,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 1,825,793
985,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 982,540
TOTAL TAX OBLIGATION/LIMITED 11,693,114
TRANSPORTATION - 12.8%
1,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2024A-1
5 .000 07/01/54 1,068,905
1,190,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2021B
4 .000 07/01/38 1,225,578
2,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022A 5 .000 07/01/47 2,126,693
2,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Series 2019D, (AMT)
4 .000 07/01/38 2,000,776
160,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5 .000 01/01/32 160,123
170,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5 .000 01/01/33 170,123
100,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5 .000 01/01/34 100,070

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 150,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5 .000% 01/01/35 $ 150,110
4,875,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/46 4,793,699
2,000,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/51 1,943,772
2,000,000 Georgia Ports Authority, Revenue Bonds, Series 2022 4 .000 07/01/47 1,966,968
4,200,000 Georgia Ports Authority, Revenue Bonds, Series 2022 5 .000 07/01/47 4,504,663
TOTAL TRANSPORTATION 20,211,480
U.S. GUARANTEED - 4.4% (b)
1,000,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2017A, (Pre-refunded 11/01/27)
5 .000 11/01/37 1,059,759
1,635,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2018A, (Pre-refunded 11/01/27)
5 .000 11/01/41 1,732,705
4,000,000 Sandy Springs Public Facilities Authority, Georgia, Revenue
Bonds, Sandy Springs City Center Project, Series 2015, (Pre-
refunded 5/01/26)
5 .000 05/01/47 4,107,979
TOTAL U.S. GUARANTEED 6,900,443
UTILITIES - 30.8%
1,000,000 Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series
2021 - BAM Insured
4 .000 12/01/46 987,363
1,170,000 Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series
2021 - BAM Insured
4 .000 12/01/51 1,131,321
2,000,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company, Fifth Series 1994,
(Mandatory Put 6/13/28)
3 .700 10/01/32 2,037,258
1,250,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017C
4 .125 11/01/45 1,181,564
2,010,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017D
4 .125 11/01/45 1,899,954
2,000,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series
2018
5 .000 06/01/48 2,050,554
1,900,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017 5 .000 03/01/31 1,955,210
1,000,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020 4 .000 03/01/41 977,131
1,150,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2006B - AGM Insured
5 .250 10/01/32 1,192,360
4,000,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Second Resolution Series Series 2022
5 .000 10/01/52 4,243,735
3,000,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project P Bonds, Series 2019B
5 .000 01/01/48 3,037,646
5,250,000 Macon Water Authority, Georgia, Water and Sewer Revenue
Bonds, Series 2024
5 .000 10/01/54 5,654,310
2,630,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5 .500 09/15/27 2,758,043
2,750,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 2,825,534
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024E
5 .000 12/01/32 1,076,695
3,500,000 Monroe, Georgia, Combined Utilities Revenue Bonds, Series
2020 - AGM Insured
4 .000 12/01/50 3,393,032
3,500,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2015A
0 .000 01/01/32 2,664,792
2,000,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5 .000 01/01/45 2,101,435
2,500,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5 .000 01/01/50 2,601,647
2,405,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5 .000 01/01/59 2,422,113
1,255,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A - BAM Insured
5 .250 01/01/54 1,351,025

Portfolio of Investments February 28, 2025
(continued)
Georgia Municipal Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,045,000 Walton County Water and Sewerage Authority, Georgia, Revenue
Bonds, Walton Hard Labor Creek Reservoir Water Treatment
Facility Project, Series 2022
5 .000% 02/01/53 $ 1,107,417
TOTAL UTILITIES 48,650,139
TOTAL MUNICIPAL BONDS
(Cost $155,430,582) 156,161,499
TOTAL LONG-TERM INVESTMENTS
(Cost $155,430,582) 156,161,499
OTHER ASSETS & LIABILITIES, NET - 1.1% 1,699,495
NET ASSETS - 100% $ 157,860,994
AMT Alternative Minimum Tax
(a) When-issued or delayed delivery security.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
Georgia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 156,161,499 $ – $ 156,161,499
Total $ – $ 156,161,499 $ – $ 156,161,499

Portfolio of Investments February 28, 2025
Louisiana Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.8%
X 226,188,520 MUNICIPAL BONDS - 97.8%   X –
CONSUMER STAPLES - 1.3%
$ 1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
3 .000% 06/01/48 $ 755,255
595,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 588,778
315,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5 .000 06/01/45 294,062
175,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 176,864
1,160,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 1,100,350
TOTAL CONSUMER STAPLES 2,915,309
EDUCATION AND CIVIC ORGANIZATIONS - 28.2%
1,025,000 (a) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .500 06/15/38 1,040,722
815,000 Lafayette Public Trust Financing Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc. Project, Refunding Series 2012
- AGM Insured
5 .000 10/01/27 816,291
500,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Athletic Facilities Project, Refunding
Series 2021 - AGM Insured
4 .000 10/01/40 493,192
720,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Athletic Facilities Project, Refunding
Series 2021 - AGM Insured
4 .000 10/01/42 700,140
3,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Student Housing & Parking Project,
Series 2018 - AGM Insured
5 .000 10/01/48 3,035,507
1,030,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Student Union/University Facilities
Project, Series 2021 - AGM Insured
4 .000 10/01/39 1,047,630
750,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin Cajun Facilities, Inc., Lewis Street Parking Garage Project,
Refunding Series 2021 - AGM Insured
4 .000 10/01/42 729,312
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Louisiana
Tech University Student Housing & Recreational Facilities/
Innovative Student Facilities Inc. Project, Refunding Series 2015 -
AGM Insured
5 .000 10/01/34 1,006,038
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Louisiana
Tech University Student Housing/Innovative Student Facilities Inc.
Project, Refunding Series 2013
5 .000 07/01/33 2,001,451
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Louisiana
Tech University Student Housing/Innovative Student Facilities Inc.
Project, Series 2016A
4 .000 10/01/46 956,988
500,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3 .000 03/01/33 464,097
1,200,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3 .000 03/01/37 1,046,676

Portfolio of Investments February 28, 2025
(continued)
Louisiana Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,270,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3 .000% 03/01/39 $ 1,053,656
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3 .000 03/01/42 778,700
2,385,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Nicholls
State University Student Recreation Center/NSU Facilities
Corporation Project, Refunding Series 2021
4 .000 10/01/38 2,184,879
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Ragin'
Cajun Facilities Inc.- Student Housing & Parking Project, Series
2017 - AGM Insured
5 .000 10/01/39 2,043,575
1,500,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
Southeastern Louisiana University student Housing/University
Facilities Project, Series 2017 - AGM Insured
5 .000 08/01/42 1,533,447
1,300,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5 .000 06/01/39 1,303,201
220,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Tulane University, Refunding Series 2017A
5 .000 12/15/30 232,259
1,680,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/39 1,588,803
1,000,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 858,421
200,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase II Project, Series 2017
5 .000 07/01/42 203,224
1,500,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase II Project, Series 2017
5 .000 07/01/47 1,515,862
2,365,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series 2019A
4 .000 07/01/54 2,132,722
4,510,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series 2019A
5 .000 07/01/59 4,552,629
1,500,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A
5 .000 07/01/46 1,507,587
6,000,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A
5 .000 07/01/51 6,015,872
500,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .250 06/01/52 504,492
540,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .375 06/01/62 545,348
2,000,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/43 2,003,141
270,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .500 06/01/62 270,389
1,275,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series 2021
4 .000 10/01/40 1,239,875
20,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series 2021
4 .000 10/01/41 19,138
3,350,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series 2021
4 .000 10/01/51 2,969,719
1,500,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .000 10/01/43 1,544,441

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,400,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250% 10/01/48 $ 3,506,599
250,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Series 2023A
5 .000 10/01/27 259,435
250,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Series 2023A
5 .000 10/01/28 262,423
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2020A
4 .000 04/01/40 2,010,058
3,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2023A
5 .000 10/15/48 3,189,965
1,000,000 (b) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5 .000 07/01/37 850,000
2,835,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/31 3,092,056
2,040,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/46 2,118,682
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 65,228,642
ENERGY - 0.9%
2,035,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3 .300 06/01/37 2,040,858
TOTAL ENERGY 2,040,858
HEALTH CARE - 13.7%
715,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5 .000 12/01/34 724,892
390,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/39 409,632
505,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
5 .000 02/15/36 520,186
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
4 .000 10/01/41 1,926,134
3,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
5 .000 10/01/41 3,070,053
2,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Christus Health, Refunding Series 2019A
5 .000 07/01/48 2,055,011
3,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/42 3,053,812
1,610,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 1,629,008
320,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Series 1998A
5 .750 07/01/25 323,399
4,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Series 2017A
5 .000 07/01/47 4,034,046
3,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2015A-1.
Fixed Rate Mode
5 .000 06/01/45 3,055,049
300,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2020A
4 .000 06/01/50 274,053
200,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 200,167
310,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/31 335,942
1,000,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/32 1,076,160

Portfolio of Investments February 28, 2025
(continued)
Louisiana Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,715,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
5 .000% 07/01/36 $ 1,780,568
1,400,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
5 .000 07/01/37 1,448,118
1,000,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
4 .000 07/01/43 914,766
1,305,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
Hospital Revenue Bonds, Series 2021 - BAM Insured
4 .000 03/01/38 1,327,533
1,430,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
Hospital Revenue Bonds, Series 2021 - BAM Insured
4 .000 03/01/40 1,439,822
1,000,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, North Oaks Health System Project, Refunding
Series 2021
4 .000 02/01/39 968,820
1,085,000 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, Terrebonne General Medical Center, Refunding
Series 2013
4 .000 04/01/33 1,085,145
TOTAL HEALTH CARE 31,652,316
HOUSING/MULTIFAMILY - 1.2%
1,795,000 Louisiana Housing Finance Agency, Multifamily Housing Revenue
Bonds, Mallard Crossings Apartments, Series 2011
4 .750 10/01/29 1,796,131
1,000,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Provident Group - HSC Properties Inc - LSU Health Foundation,
New Orleans Project, Senior Lien Series 2020A-1
5 .500 01/01/50 910,620
TOTAL HOUSING/MULTIFAMILY 2,706,751
HOUSING/SINGLE FAMILY - 2.0%
1,405,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2020B
3 .500 06/01/50 1,401,943
2,075,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D
3 .250 06/01/52 2,055,081
1,075,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A
4 .650 12/01/54 1,086,834
TOTAL HOUSING/SINGLE FAMILY 4,543,858
INDUSTRIALS - 5.0%
835,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 835,807
540,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Cameron Parish GOMESA Project, Green Series 2018
5 .650 11/01/37 572,048
3,000,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Jefferson Parish GOMESA Project, Series 2019
4 .000 11/01/44 2,818,184
900,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
New Orleans GOMESA Project, Series 2021
4 .000 11/01/46 841,340
80,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint John the Baptist Parish GOMESA Project, Series 2019
3 .900 11/01/44 74,112
100,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Martin Parish GOMESA Project, Series 2019
4 .400 11/01/44 100,277
1,795,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Tammany Parish GOMESA Project, Series 2020
3 .875 11/01/45 1,652,822
100,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5 .375 11/01/38 104,274
400,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5 .500 11/01/39 418,061

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIALS (continued)
$ 1,460,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Vermilion Parish GOMESA Project, Green Series 2019
4 .625% 11/01/38 $ 1,491,484
1,000,000 (a),(b) Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Lousiana Pellets Inc Project, Series 2015, (AMT)
7 .000 07/01/24 10
2,000,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100 06/01/38 2,209,552
205,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 226,309
250,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-
7, (AMT)
4 .500 10/01/37 243,001
TOTAL INDUSTRIALS 11,587,281
LONG-TERM CARE - 1.2%
500,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Christwood
Project, Refunding Series 2024
5 .250 11/15/53 504,939
225,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Christwood
Project, Refunding Series 2024
5 .250 11/15/59 225,676
2,800,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, The Glen
Retirement System Project, Series 2019A
5 .000 01/01/49 2,116,840
TOTAL LONG-TERM CARE 2,847,455
MATERIALS - 0.4%
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 973,937
TOTAL MATERIALS 973,937
TAX OBLIGATION/GENERAL - 8.1%
1,055,000 Calcasieu Parish School District 23, Louisiana, General Obligation
Bonds, Public School Improvement Series 2019 - BAM Insured
4 .000 09/01/37 1,072,488
1,600,000 Calcasieu Parish School District 23, Louisiana, General Obligation
Bonds, Public School Improvement Series 2019 - BAM Insured
4 .000 09/01/38 1,618,583
265,000 Cameron Parish School District 15, Louisiana, General Obligtion
Bonds, Series 2021
4 .000 10/01/37 266,451
350,000 Cameron Parish School District 15, Louisiana, General Obligtion
Bonds, Series 2021
4 .000 10/01/39 350,105
425,000 Cameron Parish School District 15, Louisiana, General Obligtion
Bonds, Series 2021
4 .000 10/01/40 422,399
1,125,000 Central Community School System, East Baton Rouge Parish,
Louisiana, General Obligation Bonds, Series 2020
4 .000 03/01/39 1,135,267
545,000 Livingston Parish School District 1, Louisiana, General Obligation
Bonds, Series 2021 - BAM Insured
4 .000 05/01/39 548,095
1,000,000 Livingston Parish School District 1, Louisiana, General Obligation
Bonds, Series 2021 - BAM Insured
4 .000 05/01/41 995,133
1,435,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Bossier City
Projects, Series 2015
5 .000 06/01/30 1,441,310
980,000 Louisiana State, General Obligation Bonds, Series 2021A 5 .000 03/01/41 1,061,738
3,130,000 New Orleans, Louisiana, General Obligation Bonds, Audubon
Commission Projects, Series 2021
4 .000 10/01/37 3,186,668
1,720,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5 .000 12/01/37 1,867,873
2,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5 .000 12/01/46 2,088,548
125,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/27 127,140
525,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/29 533,634
1,835,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2022
5 .250 12/01/38 2,067,389
TOTAL TAX OBLIGATION/GENERAL 18,782,821

Portfolio of Investments February 28, 2025
(continued)
Louisiana Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 12.9%
$ 170,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
4 .000% 11/15/39 $ 162,855
3,000,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5 .000 12/01/42 3,067,487
2,000,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2019B - AGM Insured
4 .000 12/01/38 2,027,343
3,000,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2019B - AGM Insured
4 .000 12/01/39 3,024,097
1,000,000 (a) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
4 .250 06/01/51 862,766
1,000,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5 .500 06/01/52 1,018,874
505,000 Louisiana Citizens Property Insurance Corporation, Assessment
Revenue Bonds, Refunding Series 2016A
5 .000 06/01/26 517,983
2,325,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .000 07/01/48 2,444,005
1,735,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .250 07/01/53 1,841,372
725,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Correctional Institution for Women Series 2023
4 .000 10/01/41 714,775
1,000,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Correctional Institution for Women Series 2023
4 .000 10/01/43 973,583
1,435,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series 2021
4 .000 10/01/38 1,441,418
1,305,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series 2021
4 .000 10/01/40 1,287,501
3,505,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2024A
4 .000 05/01/44 3,392,368
4,160,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 4,328,312
365,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
5 .000 12/01/27 358,470
344,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 115,942
750,000 Saint Charles Parish School Board, Louisiana, Sales & Use Tax
Bonds, Series 2019
4 .000 08/01/37 762,504
680,000 Saint Charles Parish School Board, Louisiana, Sales & Use Tax
Bonds, Series 2019
4 .000 08/01/39 686,431
1,000,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
4 .750 11/15/47 877,478
TOTAL TAX OBLIGATION/LIMITED 29,905,564
TRANSPORTATION - 10.9%
1,225,000 Ascension Parish Industrial development Board, Louisiana,
Revenue Bonds, Impala Warehousing (US) LLC Project, Series
2013
6 .000 07/01/36 1,225,757
2,000,000 Board of Commissioners of the Port of New Orleans Port Facility
Revenue Bonds, Louisiana, Series 2020 D (Non-AMT) and Series
2020E (AMT)
5 .000 04/01/50 2,052,027
785,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/51 785,016
1,000,000 Greater New Orleans Expressway Commission, Louisiana, Toll
Revenue Bonds, Subordinate Lien Series 2017 - AGM Insured
5 .000 11/01/47 1,006,816
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .000 10/01/34 106,518
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/35 108,223
175,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/37 188,845
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/38 107,813
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/39 107,418

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250% 10/01/40 $ 106,990
1,185,000 (a) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)
6 .500 07/01/36 1,185,709
2,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .750 09/01/64 2,177,077
3,465,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .000 09/01/66 3,544,120
200,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Gilf Opportunity Zone Project, Refunding Series 2019
4 .000 01/01/37 201,011
1,000,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Gilf Opportunity Zone Project, Refunding Series 2019
4 .000 01/01/38 1,005,415
1,015,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Gilf Opportunity Zone Project, Refunding Series 2019
4 .000 01/01/39 1,018,459
1,880,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017B, (AMT)
5 .000 01/01/48 1,889,090
1,000,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Series 2024C-2, (AMT)
5 .250 01/01/49 1,047,216
1,250,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Series 2024C-2, (AMT)
5 .250 01/01/51 1,306,775
1,800,000 New Orleans Aviation Board, Louisiana, Special Facility Revenue
Bonds, Parking Facilities Corporation Consolidated Garage
System, Series 2018A - AGM Insured
5 .000 10/01/43 1,850,942
840,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 839,992
500,000 (a) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 504,396
2,750,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, Refunding Series 2018B - AGM Insured,
(AMT)
5 .000 04/01/45 2,787,100
TOTAL TRANSPORTATION 25,152,725
U.S. GUARANTEED - 0.7% (c)
25,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Series
1998A, (ETM)
5 .750 07/01/25 25,242
355,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2020A, (Pre-refunded
4/01/30)
4 .000 04/01/50 371,193
1,315,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5 .000 06/01/40 1,321,870
TOTAL U.S. GUARANTEED 1,718,305
UTILITIES - 11.3%
1,665,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue
Bonds, Refunding Series 2019A
4 .000 02/01/45 1,618,541
505,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/35 557,500
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 1,032,614
535,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/39 580,906
1,750,000 Lafourche Parish Water District 1, Louisiana, Water Revenue
Bonds, Series 2025
4 .375 01/01/50 1,754,496
1,525,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
East Baton Rouge Sewerage Commission Projects, Refunding
Subordinate Lien Series 2024 - BAM Insured
5 .000 02/01/41 1,672,128
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Entergy Lousiana, LLC Project, Refunding Series 2021B
2 .500 04/01/36 840,418
7,315,000 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power
LLC Project, Series 2008
4 .250 12/01/38 7,314,676

Portfolio of Investments February 28, 2025
(continued)
Louisiana Municipal Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,085,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2020B
5 .000% 06/01/45 $ 1,120,517
1,000,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2020B
4 .000 06/01/50 905,697
1,000,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 1,060,721
1,505,000 Pineville, Louisiana, Utility Revenue Bonds, Series 2022 - BAM
Insured
4 .000 05/01/42 1,504,879
1,000,000 Pineville, Louisiana, Utility Revenue Bonds, Series 2022 - BAM
Insured
4 .000 05/01/47 970,023
365,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4 .000 12/01/49 335,678
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2020B
3 .000 12/01/50 1,102,356
2,000,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series
2016B - BAM Insured
5 .000 12/01/41 2,043,365
1,000,000 Tangipahoa Water District, Tangipahoa, Louisiana, Water
Revenue Bonds, Refunding Series 2024
4 .000 12/01/44 945,456
295,000 Tangipahoa Water District, Tangipahoa, Louisiana, Water
Revenue Bonds, Series 2021 - BAM Insured
4 .000 12/01/38 300,187
500,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 472,540
TOTAL UTILITIES 26,132,698
TOTAL MUNICIPAL BONDS
(Cost $234,371,165) 226,188,520
TOTAL LONG-TERM INVESTMENTS
(Cost $234,371,165) 226,188,520
OTHER ASSETS & LIABILITIES, NET - 2.2% 5,109,319
NET ASSETS - 100% $ 231,297,839
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $23,418,567 or 10.4% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Louisiana
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 226,188,520 $ – $ 226,188,520
Total $ – $ 226,188,520 $ – $ 226,188,520

Portfolio of Investments February 28, 2025
North Carolina Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
X 514,662,675 MUNICIPAL BONDS - 99.3%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 15.9%
$ 1,995,000 Appalachian State University, North Carolina, General Revenue
Bonds, Millennial Campus End Zone Project, Series 2018
5.000% 05/01/44 $ 2,061,402
3,415,000 Appalachian State University, North Carolina, General Revenue
Bonds, Series 2019
4.000 10/01/48 3,244,799
225,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5.000 11/01/34 255,797
2,000,000 East Carolina University, North Carolina, General Revenue Bonds,
Series 2016A
5.000 10/01/29 2,044,118
425,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5.000 04/01/28 446,889
465,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5.000 04/01/29 494,532
745,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5.000 04/01/30 795,033
1,500,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5.000 04/01/40 1,556,244
4,500,000 North Carolina Agricultural & Technical State University, General
Revenue Bonds, Refunding Series 2015A
5.000 10/01/40 4,534,363
1,000,000 North Carolina Capital Facilities Finance Agency, Educational
Facilities Revenue Bonds, Campbell University, Refunding Series
2021A
5.000 10/01/33 1,051,372
800,000 North Carolina Capital Facilities Financing Agency, Educational
Facilities Revenue Bond, Meredith College, Refunding Series
2016
4.000 06/01/33 746,592
685,000 North Carolina Capital Facilities Financing Agency, Educational
Facilities Revenue Bond, Meredith College, Refunding Series
2016
4.000 06/01/34 631,398
5,000,000 North Carolina Capital Facilities Financing Agency, Educational
Facilities Revenue Bond, Meredith College, Refunding Series
2018
5.000 06/01/38 4,874,295
5,000,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Refunding Series
2016
4.000 01/01/35 5,048,453
7,500,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Series 2018
5.000 01/01/48 7,690,823
1,035,000 North Carolina Central University, General Revenue Bonds,
Series 2019
5.000 04/01/38 1,085,089
1,000,000 North Carolina State Education Assistance Authority, Student
Loan Revenue Bonds, Senior Series 2020A, (AMT)
5.000 06/01/28 1,038,927
1,700,000 North Carolina State University at Raleigh, General Revenue
Bonds, Refunding Series 2018
4.000 10/01/40 1,743,666
1,790,000 North Carolina State University at Raleigh, General Revenue
Bonds, Refunding Series 2018
4.000 10/01/41 1,822,821
3,660,000 North Carolina State University at Raleigh, General Revenue
Bonds, Series 2024B
4.000 10/01/45 3,658,740
1,250,000 North Carolina State University at Raleigh, General Revenue
Bonds, Series 2024B
4.000 10/01/46 1,243,285
5,000,000 University of North Carolina, Asheville, General Revenue Bonds,
Refunding Series 2017
5.000 06/01/42 5,082,274
230,000 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A
5.000 10/01/31 242,381
4,415,000 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A
4.000 10/01/40 4,419,712
2,165,000 University of North Carolina, Charlotte, General Revenue Bonds,
Series 2017
5.000 10/01/42 2,229,473
6,600,000 University of North Carolina, Charlotte, General Revenue Bonds,
Series 2017
5.000 10/01/47 6,757,162
1,000,000 University of North Carolina, Greensboro, General Revenue
Bonds, Refunding Series 2017
5.000 04/01/30 1,059,946
6,000,000 University of North Carolina, Greensboro, General Revenue
Bonds, Series 2018
5.000 04/01/43 6,186,912

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 4,500,000 Western Carolina University, North Carolina, General Revenue
Bonds, Series 2018
5.000% 10/01/43 $ 4,623,734
6,000,000 Western Carolina University, North Carolina, General Revenue
Bonds, Series 2020B
4.000 04/01/45 5,916,333
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 82,586,565
HEALTH CARE - 11.6%
3,000,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare System,
Refunding Series 2016A
5.000 01/15/36 3,043,912
1,685,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare System,
Refunding Series 2016A
5.000 01/15/40 1,703,909
3,750,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Refunding Series 2018A
4.000 01/15/39 3,784,025
500,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Refunding Series 2018D, (Mandatory Put 6/15/27)
3.625 01/15/48 503,968
28,995,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Novant Health Obligated Group, Series 2019A
4.000 11/01/49 27,238,187
1,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Rex Healthcare, Series 2015A
5.000 07/01/32 1,005,168
2,950,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Rex Healthcare, Series 2015A
5.000 07/01/44 2,956,853
5,860,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Vidant Health, Refunding Series 2015
5.000 06/01/40 5,871,591
3,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Vidant Health, Refunding Series 2015
5.000 06/01/45 3,000,309
1,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenues Bonds, Wake Forest Baptist Obligated Group, Series
2019A
5.000 12/01/31 1,063,057
1,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenues Bonds, Wake Forest Baptist Obligated Group, Series
2019A
5.000 12/01/33 1,059,515
8,010,000 University of North Carolina, Chapel Hill, Revenue Bonds,
Hospital System, Series 2019
5.000 02/01/45 8,967,732
TOTAL HEALTH CARE 60,198,226
HOUSING/MULTIFAMILY - 0.8%
4,125,000 Raleigh Housing Authority, North Carolina, Multifamily Housing
Revenue Bonds, Parkside Apartments Project Series 2024A
4.400 12/01/43 4,110,710
TOTAL HOUSING/MULTIFAMILY 4,110,710
HOUSING/SINGLE FAMILY - 1.6%
4,995,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Series 52-A
4.900 07/01/43 5,115,976
2,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Series 57-A
6.250 01/01/56 2,268,158
1,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Social Series 52-A
5.000 07/01/46 1,022,486
TOTAL HOUSING/SINGLE FAMILY 8,406,620
LONG-TERM CARE - 1.8%
285,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4.000 03/01/30 286,013
295,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4.000 03/01/31 295,963
550,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4.000 03/01/41 519,697
2,970,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, EveryAge, Series 2021A
4.000 09/01/47 2,666,423
1,105,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Sharon Towers, Series 2019A
5.000 07/01/44 1,114,270
550,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Refunding Series 2016A
5.000 10/01/30 562,030

Portfolio of Investments February 28, 2025
(continued)
North Carolina Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 225,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Refunding Series 2016A
5.000% 10/01/31 $ 229,854
1,260,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Everyage, Series 2024B
5.000 09/01/44 1,305,413
900,000 North Carolina Medical Care Commission, Retirement Facility
Revenue Bonds, Penick Village Project First Mortgage Series
2024A
5.000 09/01/34 937,844
1,225,000 North Carolina Medical Care Commission, Revenue Bonds, First
Mortgage Galloway Ridge Project, Refunding Series 2019A
5.000 01/01/39 1,196,498
TOTAL LONG-TERM CARE 9,114,005
TAX OBLIGATION/GENERAL - 9.1%
500,000 Asheville, North Carolina, General Obligation Bonds, Refunding
Series 2023
4.000 06/01/39 518,976
1,750,000 Charlotte, North Carolina, General Obligation Bonds, Refunding
Series 2016A
4.000 07/01/36 1,758,221
4,240,000 Charlotte, North Carolina, General Obligation Bonds, Refunding
Series 2024
5.000 07/01/32 4,877,905
2,020,000 County of Durham, North Carolina, General Obligation Bonds,
Refunding Series 2023
4.000 06/01/40 2,078,089
1,000,000 County of Durham, North Carolina, General Obligation Bonds,
Refunding Series 2023
4.000 06/01/41 1,014,865
1,870,000 County of Durham, North Carolina, General Obligation Bonds,
Refunding Series 2023
4.000 06/01/42 1,880,035
3,000,000 Guilford County, North Carolina, General Obligation Bonds,
School Series 2024
4.000 03/01/41 3,078,094
1,000,000 (a) Guilford County, North Carolina, General Obligation Bonds,
School Series 2025
4.000 03/01/43 1,013,477
1,450,000 Huntersville, North Carolina, General Obligation Bonds, Public
Improvement Series 2024
5.000 12/01/37 1,687,917
1,270,000 Huntersville, North Carolina, General Obligation Bonds, Public
Improvement Series 2024
4.000 12/01/39 1,321,125
1,450,000 Huntersville, North Carolina, General Obligation Bonds, Public
Improvement Series 2024
4.000 12/01/40 1,505,322
1,500,000 (a) Iredell County, North Carolina, General Obligation Bonds, School
Series 2025
4.000 04/01/42 1,524,559
2,000,000 Pender County, North Carolina, General Obligation Bonds,
School Series 2024
4.000 03/01/43 1,998,234
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5.000 04/01/36 1,148,526
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5.000 04/01/38 1,140,180
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5.000 04/01/40 1,127,102
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5.000 04/01/41 1,114,309
1,260,000 Sampson County Water & Sewer District II, North Carolina,
General Obligation Bonds, Refunding Series 2015
5.000 06/01/40 1,262,636
2,970,000 Union County, North Carolina, General Obligation Bonds, School
Series 2023
5.000 09/01/42 3,312,824
810,000 Wake County, North Carolina, General Obligation Bonds, Parks,
Greenways, Recreation and Open Space, Series 2022C
5.000 02/01/29 881,737
5,000,000 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2023A
5.000 05/01/39 5,673,401
500,000 Wake County, North Carolina, Limited Obligation Bonds,
Refunding Series 2016A
5.000 12/01/35 514,756
2,045,000 Wake County, North Carolina, Limited Obligation Bonds, Series
2018A
5.000 08/01/36 2,166,718
2,000,000 Wake County, North Carolina, Limited Obligation Bonds, Series
2019
5.000 09/01/30 2,189,082
2,000,000 Wake County, North Carolina, Limited Obligation Bonds, Series
2024
5.000 05/01/36 2,315,959
TOTAL TAX OBLIGATION/GENERAL 47,104,049

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 19.3%
$ 875,000 Ashe County, North Carolina, Limited Obligation Bonds, Series
2025
4.125% 06/01/43 $ 865,887
1,250,000 Buncombe County, North Carolina, Limited Obligation Bonds,
Series 2015
5.000 06/01/33 1,255,281
2,375,000 Buncombe County, North Carolina, Limited Obligation Bonds,
Series 2015
5.000 06/01/34 2,384,783
1,375,000 Buncombe County, North Carolina, Limited Obligation Bonds,
Series 2015
5.000 06/01/35 1,380,495
400,000 Burke County, North Carolina, Limited Obligation Bonds, Series
2018
5.000 04/01/29 416,331
100,000 Burke County, North Carolina, Limited Obligation Bonds, Series
2018
5.000 04/01/31 103,951
4,675,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2022A
5.000 06/01/40 5,182,128
3,750,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5.000 08/01/41 4,214,331
3,750,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5.000 08/01/42 4,174,542
1,500,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5.000 08/01/43 1,659,149
500,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5.000 08/01/44 550,143
310,000 Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A
5.000 06/01/33 335,204
1,000,000 Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A
5.000 06/01/44 1,046,715
1,465,000 Charlotte, North Carolina, Certificates of Participation, Nascar
Hall of Fame Public Facilities, Refunding Series 2019C
4.000 06/01/37 1,496,149
1,930,000 Charlotte, North Carolina, Certificates of Participation, Refunding
Cultural Arts Facilities Series 2019B
5.000 06/01/37 2,067,868
1,000,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Refunding Series 2024
4.000 12/01/49 993,350
3,000,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Refunding Series 2024
4.000 12/01/54 2,972,647
1,000,000 Davidson County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2016
5.000 06/01/28 1,026,986
1,795,000 Davidson County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2016
5.000 06/01/30 1,842,010
1,475,000 Duplin County, North Carolina, Limited Obligation Bonds,
County Water Districts, Series 2016
5.000 04/01/32 1,501,811
1,000,000 Duplin County, North Carolina, Limited Obligation Bonds,
County Water Districts, Series 2016
5.000 04/01/34 1,017,174
1,265,000 Durham Capital Financing Corporation, Durham County, North
Carolina, Limited Obligation Bonds, Refunding Series 2016
5.000 12/01/30 1,311,802
900,000 Greensboro, North Carolina Limited Obligation Bonds, Series
2024
4.000 10/01/44 894,365
600,000 Lee County, North Carolina, Limited Obligation Bonds, Series
2018
4.000 05/01/36 604,529
2,000,000 Mecklenburg County, North Carolina, Limited Obligation Bonds,
Series 2025
4.000 02/01/43 2,010,215
120,000 (b) Mooresville, North Carolina, Special Assessment Revenue Bonds,
Series 2015
4.375 03/01/25 120,000
485,000 (b) Mooresville, North Carolina, Special Assessment Revenue Bonds,
Series 2015
5.375 03/01/40 485,043
660,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5.000 06/01/37 749,247
920,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5.000 06/01/39 1,035,845
930,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5.000 06/01/41 1,032,784
935,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5.000 06/01/42 1,029,539
1,000,000 New Hanover County, North Carolina, Limited Obligation Bonds,
Series 2024
5.000 10/01/40 1,136,558

Portfolio of Investments February 28, 2025
(continued)
North Carolina Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,560,000 New Hanover County, North Carolina, Limited Obligation Bonds,
Series 2024
5.000% 10/01/41 $ 1,756,059
680,000 New Hanover County, North Carolina, Limited Obligation Bonds,
Series 2024
5.000 10/01/42 758,131
2,500,000 North Carolina State, Federal Grant Anticipation Revenue,
Vehicle Series 2021
5.000 03/01/31 2,803,159
260,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B
5.000 05/01/28 272,620
3,275,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B
5.000 05/01/29 3,428,448
6,950,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B
5.000 05/01/30 7,271,754
900,000 North Carolina State, Limited Obligation Bonds, Series 2020B 3.000 05/01/32 890,136
2,165,000 North Carolina State, Limited Obligation Bonds, Series 2020B 5.000 05/01/32 2,383,372
1,785,000 North Carolina State, Limited Obligation Bonds, Series 2022A 5.000 05/01/32 2,035,431
3,554,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 2,632,678
5,296,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 5,298,303
2,200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4.550 07/01/40 2,205,867
7,405,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 7,386,507
1,000,000 Rocky Mount, North Carolina, Special Obligation Bonds, Series
2016
5.000 05/01/29 1,024,806
1,360,000 Rowan County, North Carolina, Limited Obligation Bonds, Series
2024
4.000 04/01/44 1,344,497
2,445,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2015
5.000 12/01/35 2,470,808
3,570,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
5.000 09/01/40 3,670,754
500,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017
5.000 12/01/30 524,661
250,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017
5.000 12/01/33 260,737
660,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018
5.000 12/01/33 698,059
690,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018
5.000 12/01/35 727,398
500,000 Wilmington, North Carolina, Limited Obligation Bonds, Series
2023D
5.000 09/01/40 561,603
1,250,000 Wilmington, North Carolina, Limited Obligation Bonds, Series
2023D
5.000 09/01/41 1,391,827
1,250,000 Wilmington, North Carolina, Limited Obligation Bonds, Series
2023D
5.000 09/01/43 1,367,816
TOTAL TAX OBLIGATION/LIMITED 100,062,293
TRANSPORTATION - 19.6%
1,925,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5.000 07/01/42 1,977,087
6,610,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5.000 07/01/47 6,744,334
5,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2021A
4.000 07/01/51 4,836,143
6,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023A
5.000 07/01/53 6,391,271
1,500,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5.000 12/31/37 1,503,888
11,170,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5.000 06/30/54 11,170,141
865,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/27 790,147
880,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/29 733,637

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 175,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000% 07/01/32 $ 125,603
1,500,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/34 970,676
2,905,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/35 1,783,609
3,735,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/38 1,962,805
3,995,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/39 1,994,168
2,385,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/40 1,130,706
1,200,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A
5.000 07/01/47 1,209,987
5,150,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0.000 01/01/42 2,478,956
15,500,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0.000 01/01/47 5,788,842
6,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0.000 01/01/48 2,135,515
3,600,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0.000 01/01/49 1,217,380
4,875,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Series 2018A
4.000 01/01/36 4,923,227
70,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0.000 01/01/34 51,084
3,760,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0.000 01/01/35 2,627,717
21,205,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0.000 01/01/36 14,170,848
20,150,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0.000 01/01/37 12,871,504
15,615,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0.000 01/01/38 9,507,642
2,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2024A - AGM Insured
5.000 01/01/58 2,114,761
300,000 Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2015A
5.000 05/01/30 300,989
TOTAL TRANSPORTATION 101,512,667
U.S. GUARANTEED - 2.4% (c)
400,000 Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017, (Pre-refunded 12/01/26)
4.000 12/01/38 409,122
1,700,000 Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017, (Pre-refunded 12/01/26)
5.000 12/01/41 1,767,547
2,895,000 New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5.000 10/01/35 3,059,225
2,990,000 New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5.000 10/01/42 3,159,615
960,000 New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5.000 10/01/47 1,014,458
2,420,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds,
Duke University Project, Series 2015 A, (Pre-refunded 10/01/25)
5.000 10/01/55 2,451,421
310,000 North Carolina Eastern Municipal Power Agency, Power System
Revenue Bonds, Refunding Series 1993B, (ETM)
6.000 01/01/26 317,709
TOTAL U.S. GUARANTEED 12,179,097

Portfolio of Investments February 28, 2025
(continued)
North Carolina Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 17.2%
$ 1,800,000 Brunswick County, North Carolina, Enterprise System Revenue
Bonds, Series 2020
3.000% 04/01/46 $ 1,439,218
1,895,000 Cape Fear Public Utility Authority, North Carolina,  Water and
Sewer System Revenue Bonds, Refunding Series 2019A
4.000 08/01/38 1,923,845
4,615,000 Cape Fear Public Utility Authority, North Carolina,  Water and
Sewer System Revenue Bonds, Refunding Series 2019A
4.000 08/01/44 4,586,252
940,000 Charlotte, North Carolina, Water and Sewer System Revenue
Bonds, Refunding Series 2015
5.000 07/01/32 945,494
500,000 Charlotte, North Carolina, Water and Sewer System Revenue
Bonds, Refunding Series 2018
5.000 07/01/44 520,049
1,000,000 Charlotte, North Carolina, Water and Sewer System Revenue
Bonds, Series 2024
5.000 07/01/35 1,171,986
3,875,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2023
5.000 09/01/48 4,216,632
1,900,000 Clayton, North Carolina, Water and Sewer System Revenue
Bonds, Series 2022
5.000 08/01/45 2,039,121
1,130,000 Fuquay-Varina, North Carolina, Combined Utilities Revenue
Bonds, Series 2024C
5.000 06/01/32 1,287,453
1,250,000 Fuquay-Varina, North Carolina, Combined Utilities Revenue
Bonds, Series 2024C
4.125 06/01/49 1,239,058
5,000,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2017A
4.000 06/01/47 4,968,068
13,060,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2022
5.250 06/01/47 14,219,787
1,000,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2024B
5.000 06/01/49 1,086,862
3,000,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2024B
5.000 06/01/54 3,241,137
330,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4.000 12/01/41 332,661
325,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4.000 12/01/42 326,006
300,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4.125 12/01/43 300,736
330,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4.125 12/01/44 329,036
725,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
5.000 12/01/46 781,949
3,330,000 Greenville, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2016
4.000 04/01/46 3,307,429
600,000 Jacksonville City, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2016
5.250 05/01/29 658,322
3,500,000 Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2023
4.000 04/01/48 3,434,158
4,125,000 Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2023
4.000 04/01/53 4,010,741
3,335,000 Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2024
5.000 04/01/49 3,596,571
2,870,000 Mebane, North Carolina, Combined Utilities Revenue Bonds,
Series 2024
5.000 08/01/41 3,208,240
1,750,000 Metropolitan Sewerage District of Buncombe County, North
Carolina, Sewerage System Revenue Bonds, Series 2014
5.000 07/01/39 1,751,707
1,430,000 Monroe, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2017
5.000 03/01/43 1,454,214
295,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5.000 01/01/27 299,827
3,065,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2016A
5.000 01/01/29 3,142,487
740,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2016A
5.000 01/01/30 758,357
3,185,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2015
5.000 06/01/34 3,194,901
3,345,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2015
5.000 06/01/35 3,354,991

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,215,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2017
5.000% 06/01/27 $ 1,270,030
1,335,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2017
5.000 06/01/28 1,391,728
1,000,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2017
5.000 06/01/33 1,036,942
940,000 Onslow County, North Carolina, Combined Enterprise System
Revenue Bonds, Refunding Series 2016
5.000 12/01/28 972,552
1,800,000 Onslow County, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2023
5.000 12/01/53 1,916,821
1,805,000 Sanford, North Carolina, Enterprise Systems Revenue Bonds,
Refunding Series 2019
4.000 06/01/45 1,784,106
1,020,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015
5.000 06/01/31 1,033,953
500,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015
5.000 06/01/32 506,669
1,400,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2019A
4.000 06/01/44 1,376,581
1,275,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2021
3.000 06/01/51 971,766
TOTAL UTILITIES 89,388,443
TOTAL MUNICIPAL BONDS
(Cost $506,002,230) 514,662,675
TOTAL LONG-TERM INVESTMENTS
(Cost $506,002,230) 514,662,675
OTHER ASSETS & LIABILITIES, NET - 0.7% 3,548,332
NET ASSETS - 100% $ 518,211,007
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) When-issued or delayed delivery security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $605,043 or 0.1% of Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments February 28, 2025
(continued)
North Carolina Municipal Bond

North Carolina
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 514,662,675 $ – $ 514,662,675
Total $ – $ 514,662,675 $ – $ 514,662,675